UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO
FORM N-Q
JULY 31, 2008

Legg Mason Partners Variable Large Cap Growth Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Shares	Security	Value

COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 17.9%
Internet & Catalog Retail — 8.3%
241,906	Amazon.com Inc. *	$18,467,104

Media — 4.4%
306,367	Time Warner Inc.	4,387,175
180,676	Walt Disney Co.	5,483,517

	Total Media	9,870,692

Multiline Retail — 3.1%
84,450	Sears Holdings Corp. *	6,840,450

Specialty Retail — 2.1%
196,394	Home Depot Inc.	4,680,069

	TOTAL CONSUMER DISCRETIONARY	39,858,315

CONSUMER STAPLES — 8.6%
Beverages — 5.8%
120,192	Coca-Cola Co.	6,189,888
102,123	PepsiCo Inc.	6,797,307

	Total Beverages	12,987,195

Household Products — 2.8%
94,266	Procter & Gamble Co.	6,172,538

	TOTAL CONSUMER STAPLES	19,159,733

FINANCIALS — 14.8%
Capital Markets — 4.6%
153,503	Lehman Brothers Holdings Inc.	2,661,742
283,390	Merrill Lynch & Co. Inc.	7,552,344

	Total Capital Markets	10,214,086

Diversified Financial Services — 2.7%
219,955	Nasdaq Stock Market Inc. *	6,108,150

Insurance — 7.5%
180,676	American International Group Inc.	4,706,610
106	Berkshire Hathaway Inc., Class A Shares *	12,131,700

	Total Insurance	16,838,310

	TOTAL FINANCIALS	33,160,546

HEALTH CARE — 27.3%
Biotechnology — 21.5%
221,007	Amgen Inc. *	13,841,668
149,255	Biogen Idec Inc. *	10,412,029
199,709	Genentech Inc. *	19,022,282
133,545	Vertex Pharmaceuticals Inc. *	4,607,303

	Total Biotechnology	47,883,282

Health Care Equipment & Supplies — 2.4%
102,120	Medtronic Inc.	5,394,999

Pharmaceuticals — 3.4%
109,978	Johnson & Johnson	7,530,194

	TOTAL HEALTH CARE	60,808,475

INDUSTRIALS — 1.4%
Industrial Conglomerates — 1.4%
109,980	General Electric Co.	3,111,333

INFORMATION TECHNOLOGY — 29.3%
Communications Equipment — 7.0%
298,511	Cisco Systems Inc. *	6,564,257

See Notes to Schedule of Investments.

Legg Mason Partners Variable Large Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Communications Equipment — 7.0% (continued)
162,614	QUALCOMM Inc.	$8,999,059

	Total Communications Equipment	15,563,316

Internet Software & Services — 6.0%
298,512	Akamai Technologies Inc. *	6,967,270
259,231	eBay Inc. *	6,524,844

	Total Internet Software & Services	13,492,114

Semiconductors & Semiconductor Equipment — 7.3%
329,934	Intel Corp.	7,321,236
157,110	NVIDIA Corp. *	1,797,338
298,510	Texas Instruments Inc.	7,277,674

	Total Semiconductors & Semiconductor Equipment	16,396,248

Software — 9.0%
164,965	Electronic Arts Inc. *	7,123,189
172,828	Microsoft Corp.	4,445,136
392,779	Red Hat Inc. *	8,397,615

	Total Software	19,965,940

	TOTAL INFORMATION TECHNOLOGY	65,417,618

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $173,587,961)	221,516,020

Face
Amount

SHORT-TERM INVESTMENT — 1.8%
Repurchase Agreement — 1.8%
$3,984,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity — $3,984,237; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value — $4,063,686) (Cost — $3,984,000)	3,984,000

	TOTAL INVESTMENTS — 101.1% (Cost — $177,571,961#)	225,500,020

	Liabilities in Excess of Other Assets — (1.1)%	(2,537,023)

	TOTAL NET ASSETS — 100.0%	$222,962,997

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Large Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$68,178,290
Gross unrealized depreciation	(20,250,231)

Net unrealized appreciation	$47,928,059

3. Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 29, 2008